Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Inventories [Abstract]
Provision/(reversal) of inventory reserves	¥ 154	$ 21	¥ (223)	¥ 35